Discontinued Operations (Details) - Schedule of discontinued operations carrying amounts of assets and liabilities - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Jul. 01, 2019 [1]
Assets
Total current assets held for sale	$ 7,313,798	$ 6,867,840	$ 11,845,681
CMI Transaction [Member]
Assets
Accounts receivable, net	38,188	66,043	113,599
Prepaid expenses		7,601	11,588
Total current assets held for sale	7,313,798	6,867,840	11,838,547
Inventory, net	1,311,197	791,868	768,633
Property and equipment, net	2,995,332	2,714,771	2,152,626
Total assets held for sale	7,313,798	6,867,840	11,838,547
Goodwill			4,663,514
Intangible assets, net	2,481,128	2,481,128	2,869,247
Security deposits		11,522	15,608
Right of use asset, net	464,735	794,907	1,243,732
Liabilities
Accounts payable and accrued expenses	252,882	211,463	337,386
Total liabilities held for sale	677,084	1,464,285	1,913,433
Taxes payable	16,331	22,645	24,865
Notes payable, related parties		458,599	307,450
Right of use liability	407,871	771,578	1,243,732
Net assets	$ 6,636,714	5,403,555	9,925,114
Devco discontinued operations [Member]
Assets
Cash				$ 18,472
Prepaid expenses				29,980
Total current assets held for sale				48,452
Property and equipment, net				456,762
Total assets held for sale				505,214
Liabilities
Accounts payable and accrued expenses				23,123
Total liabilities held for sale				23,123
Net assets				$ 482,091

[1]	- Date of Devco disposition